Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Share Based Compensation [Abstract]
Summary of Stock Options Activity

The following table summarizes activity for Donnelley Financial stock options held by employees of Donnelley Financial, RRD and LSC for the period following the Separation:

			Weighted
			Average
		Weighted	Remaining	Aggregate
	Shares Under	Average	Contractual	Intrinsic
	Option	Exercise	Term	Value
	(thousands)	Price	(years)	(millions)
Outstanding at October 1, 2016	3	$22.30	5.4	$-
Vested options converted on October 1, 2016 in connection with the Separation	296	21.47	3.7	1.4
Outstanding at December 31, 2016	299	21.48	3.5	1.4
Exercisable at December 31, 2016	207	$16.35	3.5	$1.4

Summary of Restricted Stock Units

The following table summarizes activity for Donnelley Financial RSUs held by employees of Donnelley Financial, RRD and LSC, and members of the Board of Directors for the period following the Separation:

		Weighted
	Shares	Average Grant
	(Thousands)	Date Fair Value (1)
Nonvested at October 1, 2016	11	$26.66
Awarded	77	24.75
Vested	(20)	25.74
Nonvested RSUs converted on October 1, 2016 in connection with the Separation	368	27.22
Nonvested at December 31, 2016	436	$25.28

(1)	The weighted average grant date fair value has been adjusted for the impact of the Separation.